Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net

Other intangible assets, net consisted of the following:

December 31, 2022	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	1,064	(795)	269
Purchased & internally developed software	609	(514)	95
Technologies in progress	41	—	41
Total	1,714	(1,309)	405

December 31, 2021	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	1,050	(746)	304
Purchased & internally developed software	567	(485)	82
Technologies in progress	52	—	52
Total	1,669	(1,231)	438

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets as of December 31, 2022 is as follows:
Year
2023	112
2024	98
2025	72
2026	42
2027	20
Thereafter	61
Total	405